SHARE CAPITAL - Summary of warrants by expiry period (Details) - Common Share Purchase Warrants $ / shares in Units, $ in Thousands	Mar. 31, 2025 CAD ($) shares $ / shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)	2,796,197	2,796,197	611,329
Warrants exercisable (in shares)	2,796,197
Weighted average of exercisable price (in CAD per share) | $ / shares	$ 24.03
Estimated grant date fair value | $	$ 27,594
Weighted average remaining of outstanding contractual life	4 years 1 month 9 days
August 4, 2028
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)	635,887
Warrants exercisable (in shares)	635,887
Weighted average of exercisable price (in CAD per share) | $ / shares	$ 15.2
Estimated grant date fair value | $	$ 4,578
Weighted average remaining of outstanding contractual life	3 years 4 months 6 days
May 14, 2029
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)	1,754,386
Warrants exercisable (in shares)	1,754,386
Weighted average of exercisable price (in CAD per share) | $ / shares	$ 19.38
Estimated grant date fair value | $	$ 17,842
Weighted average remaining of outstanding contractual life	4 years 1 month 13 days
June 15, 2030
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)	336,843
Warrants exercisable (in shares)	336,843
Weighted average of exercisable price (in CAD per share) | $ / shares	$ 9.50
Estimated grant date fair value | $	$ 3,891
Weighted average remaining of outstanding contractual life	5 years 2 months 15 days
August 20, 2030
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)	38,818
Warrants exercisable (in shares)	38,818
Weighted average of exercisable price (in CAD per share) | $ / shares	$ 24.32
Estimated grant date fair value | $	$ 936
Weighted average remaining of outstanding contractual life	5 years 4 months 20 days
November 15, 2030
Disclosure of classes of share capital [line items]
Warrants outstanding (in shares)	30,263
Warrants exercisable (in shares)	30,263
Weighted average of exercisable price (in CAD per share) | $ / shares	$ 9.50
Estimated grant date fair value | $	$ 347
Weighted average remaining of outstanding contractual life	5 years 7 months 17 days